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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2011

Date of Reporting Period:	January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—97.7%
	Alabama—1.0%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,500,775
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	203,540
885	5.50%, 1/1/43	NR/NR	639,545
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB	1,181,345

			4,525,205

	Alaska—1.1%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	Aa1/AA+	3,478,210
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	NR/NR	495,000
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,388,544

			5,361,754

	Arizona—5.2%
5,000	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	4,917,800
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	1,953,220
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,988,002
2,500	Maricopa Cnty. Pollution Control Corp. Rev., Southern California Edison Co., 5.00%, 6/1/35, Ser. A	A1/A	2,355,600
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
4,150	6.375%, 9/1/29	Baa3/BBB-	4,199,053
750	5.25%, 10/1/40	Baa3/BBB-	665,812
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (g)	Aa1/AA	4,911,150
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,542,070

			24,532,707

	Arkansas—0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa2/NR	1,921,510

	California—8.1%
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,072,090
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BB+	3,957,480
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,002,480
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	3,964,204
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA-	4,807,250
	State, GO,
300	5.00%, 6/1/37	A1/A-	263,109
4,200	6.00%, 4/1/38	A1/A-	4,237,296
	Statewide Communities Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	940,900

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	California (continued)
	Methodist Hospital Project (FHA),
$2,600	6.625%, 8/1/29	Aa2/NR	$2,838,758
9,500	6.75%, 2/1/38	Aa2/NR	10,277,195
4,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	1,700,320

			38,061,082

	Colorado—0.7%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	342,555
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	404,883
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	519,695
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	Aa3/A-	391,688
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa2/AA-	1,515,420

			3,174,241

	Connecticut—0.2%
1,000	State Dev. Auth. Rev., Connecticut Light & Power Co., 5.85%, 9/1/28, Ser. A	Baa1/BBB	986,990

	Delaware—0.1%
650	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB+	606,359

	District of Columbia—1.4%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,580,225
3,895	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,905,478

			6,485,703

	Florida—4.1%
895	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	736,415
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa2/AA	4,002,200
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Charter Foundation, 5.375%, 6/15/37, Ser. A	NR/BB	376,320
3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	2,884,230
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	Aa3/AA+	1,251,200
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	3,753,594
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,272,829

			19,276,788

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,716,927

	Illinois—5.4%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (g)	Aa3/A+	4,306,500
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AA+	1,162,688
	Finance Auth. Rev.,
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	894,930
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	412,664
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	189,418
15,000	5.50%, 7/1/37, Ser. B (g)	Aa1/AA	15,393,600

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Illinois (continued)
$1,900	Springfield Electric Rev., 5.00%, 3/1/36	A1/AA-	$1,727,708
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa2/AA-	1,463,112

			25,550,620

	Indiana—0.7%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,502,955
1,000	U.S. States Steel Corp., 6.00%, 12/1/26	Ba2/BB	962,950
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,013,750

			3,479,655

	Iowa—1.8%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	3,081,433
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	3,067,855
1,500	6.75%, 11/15/42	NR/NR	1,287,780
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A
		NR/NR	930,304

			8,367,372

	Kansas—1.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	1,018,530
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	713,190
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	471,894
5,000	Wichita Hospital Rev., Facs. Improvements, 5.625%, 11/15/31, Ser. III	NR/A+	4,853,500

			7,057,114

	Kentucky—1.0%
700	Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	702,912
	Economic Dev. Finance Auth. Rev., Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,031,380
1,200	5.625%, 8/15/27	Aa3/NR	1,223,988
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	925,960
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB-	950,760

			4,835,000

	Louisiana—5.8%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
3,930	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	3,915,852
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	400,232
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	A3/BBB+	676,852
24,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	22,430,715

			27,423,651

	Maryland—0.4%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,375,230
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	NR/NR	619,612

			1,994,842

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Massachusetts—0.6%
	Dev. Finance Agcy. Rev., Ser. A,
$750	Foxborough Regional Charter School, 7.00%, 7/1/42	NR/BBB	$750,960
550	Linden Ponds, Inc. Fac., 5.75%, 11/15/35	NR/NR	380,199
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,550,040

			2,681,199

	Michigan—1.6%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/BBB	965,820
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,889,159
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	41,276
1,500	8.25%, 9/1/39	A1/A	1,689,375
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control, 5.45%, 9/1/29, Ser. C	A2/A	1,981,480

			7,567,110

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	A2/A	95,394
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	85,334
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	1,423,650
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	423,045

			2,027,423

	Missouri—0.2%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	882,840

	Montana—0.2%
1,000	Forsyth Pollution Control Rev., 5.00%, 5/1/33, Ser. A	A3/A-	949,730

	Nevada—3.9%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	Aa1/AA+	4,563,700
5,230	4.75%, 11/1/35 (FGIC-NPFGC)	Aa1/AA+	4,713,590
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	Aa1/AA	9,082,197

			18,359,487

	New Hampshire—0.6%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,033,000

	New Jersey—6.3%
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	Aa3/AA+	2,055,080
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Ba2/NR	15,060,997
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	863,190

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New Jersey (continued)
$2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	$1,994,000
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A
6,600	4.75%, 6/1/34	Baa3/BB+	4,004,748
9,100	5.00%, 6/1/41	Baa3/BB-	5,483,023

			29,461,038

	New Mexico—1.4%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	945,430
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	Aa3/AA-	5,864,896

			6,810,326

	New York—7.6%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	A1/A	7,267,650
3,000	5.50%, 10/1/37	A1/A	3,008,100
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	3,761,982
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
13,000	5.00%, 6/15/26, Ser. E (g)	Aa1/AAA	13,097,630
670	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	650,845
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	2,902,680
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	A3/A-	3,381,175
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	A3/BBB	1,572,740

			35,642,802

	North Carolina—1.3%
	Capital Facs. Finance Agcy. Rev., Ser. A,
2,750	Duke Energy, 4.625%, 11/1/40	A1/A	2,447,390
570	Duke Univ. Project, 5.125%, 10/1/41	Aa1/AA+	570,348
	Medical Care Commission Rev.,
2,500	Novant Health, 5.00%, 11/1/43, Ser. A	A1/A+	2,160,725
1,500	Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,114,695

			6,293,158

	Ohio—1.9%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	7,213,800
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	514,405
500	Lorain Cnty. Port Auth. Rev., U.S. Steel Corp. Project, 6.75%, 12/1/40	Ba2/BB	501,005
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	508,000
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	244,513

			8,981,723

	Oregon—0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A1/A	2,013,120
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa2/AA-	578,562

			2,591,682

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Pennsylvania—4.9%
$5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	$4,793,550
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,670,540
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	460,050
350	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	329,077
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	690,135
85	6.375%, 7/1/30	NR/NR	76,333
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	1,059,916
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	6,778,450
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,700,000
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	484,445
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A-	1,846,560

			22,889,056

	Puerto Rico—1.2%
135	Commonwealth of Puerto Rico, Public Improvements, GO, 5.00%, 7/1/35, Ser. B	A3/BBB-	113,558
	Sales Tax Financing Corp. Rev.,
32,550	zero coupon, 8/1/54, Ser. A (AMBAC)	Aa2/AA-	1,501,206
29,200	zero coupon, 8/1/56, Ser. A	Aa2/AA-	1,168,876
3,000	5.375%, 8/1/38, Ser. C	A1/A+	2,767,890

			5,551,530

	Rhode Island—4.4%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	20,946,142

	South Carolina—1.7%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A+	3,510,990
2,000	5.50%, 10/1/26	A2/A+	1,959,780
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	371,597
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	A1/A+	2,113,980

			7,956,347

	Tennessee—4.8%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(d)(h) (acquisition cost-$935,300; purchased 6/29/01)	NR/NR	472,350
5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Facs. Board Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (g)	Aa2/AA	5,031,100
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	Baa3/BBB	360,913
5,000	5.00%, 2/1/27, Ser. C	Baa3/BBB	4,609,550
6,460	5.25%, 9/1/17, Ser. A	Ba3/B	6,563,812
600	5.25%, 9/1/21, Ser. A	Ba3/B	577,632
300	5.25%, 9/1/22, Ser. A	Ba3/B	287,316

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Tennessee (continued)
$5,000	5.25%, 9/1/24, Ser. A	Ba3/B	$4,705,150

			22,607,823

	Texas—8.7%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,882,900
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,142,976
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,147
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A1/A+	4,042,878
4,200	5.50%, 12/15/38	A1/A+	4,094,538
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C	A2/A-	2,572,320
6,050	5.625%, 1/1/33, Ser. A	A2/A-	5,782,106
600	5.75%, 1/1/33, Ser. F	A3/BBB+	568,530
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	NR/BBB	249,672
400	State Public Finance Auth. Rev., Charter School Finance Corp., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	362,856
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	4,221,120
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	A2/A	6,160,830
150	5.25%, 12/15/25, Ser. A	A2/A	139,751
6,500	6.25%, 12/15/26, Ser. D	A2/A	6,724,965
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB+	957,230

			40,922,819

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	407,445

	Utah—1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	WR/AA+	7,087,500

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,001,890
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,816,176

			2,818,066

	Washington—1.1%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	717,815
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	265,495
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	1,855,840
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A
275	5.25%, 1/1/17	NR/NR	237,916
3,600	5.625%, 1/1/38	NR/NR	2,219,292

			5,296,358

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Wisconsin—2.8%
$2,230	Health & Educational Facs. Auth. Rev.,
	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	$2,116,359
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	515,820
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	10,584,900

			13,217,079

	Total Municipal Bonds & Notes (cost—$474,597,160)		460,339,203

VARIABLE RATE NOTES (a)(c)(e)(f)—2.3%
	Illinois—0.5%
3,000	Metropolitan Pier & Exposition Auth. Rev., 8.23%, 6/15/50, Ser. 3217	NR/AAA	2,163,060

	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.824%, 2/1/17, Ser. 3480	NR/AA+	1,007,090
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.25%, 2/1/27, Ser. 3224	Aa1/NR	219,750
600	8.334%, 10/1/31, Ser. 3227	NR/AAA	658,578

			1,885,418

	Washington—1.4%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.298%, 8/1/28, Ser. 3388	NR/AA+	6,614,572

	Total Variable Rate Notes (cost—$11,353,206)		10,663,050

	Total Investments (cost—$485,950,366) (i)—100.0%		$471,002,253

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,135,400, representing 2.4% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2011.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Restricted. The aggregate acquisition cost of such securities is $935,300 and the aggregate market value is $472,350, representing 0.1% of total investments.

(i)	At January 31, 2011, the cost basis of investments for federal income tax purposes was $459,426,604. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $15,424,855; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $31,906,113; and net unrealized depreciation for federal income tax purposes was $16,481,258. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
ACA—insured by American Capital Access Holding Ltd.
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating
Other Investments:
(A) Interest rate swap agreements outstanding at January 31, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Received	Depreciation

Citigroup	$14,400	6/20/42	(4.75)%	3-Month USD-LIBOR	$(245,460)	$(244,800)	$(660)

LIBOR — London Inter-Bank Offered Rate
(B) Reverse repurchase agreements:
The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended January 31, 2011 was $9,068,689 at a weighted average interest rate of 0.67%. There were no open reverse repurchase agreements at January 31, 2011.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.
Municipal Bonds and Variable Rate Notes — Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at January 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/11

Investments in Securities — Assets
Municipal Bonds & Notes:
Tennessee	—	$22,135,473	$472,350	$22,607,823
All Other	—	437,731,380	—	437,731,380
Variable Rate Notes	—	10,663,050	—	10,663,050

Total Investments in Securities — Assets	—	$470,529,903	$472,350	$471,002,253

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(660)	—	$(660)

Total Investments	—	$470,529,243	$472,350	$471,001,593

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no significant transfers between Levels 1 and 2 during the nine months ended January 31, 2011.
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended January 31, 2011, was as follows:

		Net Change
	Beginning	in Unrealized
	Balance	Appreciation/	Transfers into	Transfers out	Ending Balance
	4/30/10	Depreciation	Level 3	of Level 3	1/31/11

Investments in Securities — Assets
Municipal Bonds & Notes:
Tennessee	$470,000	$2,350	—	—	$472,350

Total Investments	$470,000	$2,350	—	—	$472,350

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at January 31, 2011 was $2,350.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011